Income tax benefit/(expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (56,887)	$ (101,812)	$ (88,147)
Difference in tax rate	30.00%	30.00%	30.00%
Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
Share-based payments expense	$ 1,413	$ 5,911	$ 1,752
Bonus restructure expense	180	1,973	0
Non-Deductible Executive Compensation	999	0	0
Research and development tax concessions	(1,211)	(1,236)	324
Foreign exchange translation (losses)/gains	(789)	(63)	(103)
Contingent consideration	(3,617)	4,466	2,908
Remeasurement of warrants	(209)	1,557	0
Other sundry items	1,106	447	(231)
Subtotal	(19,194)	(17,489)	(21,794)
Adjustments for current tax of prior periods	582	4,540	198
Differences in overseas tax rates	(6,600)	14,330	6,051
Tax benefit/(expense) not recognized	25,825	(1,051)	15,354
Income tax expense/(benefit) attributable to loss before income tax	613	330	(191)
Australian government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate of 30% (2025: 30%, 2024: 30%)	$ (17,066)	$ (30,544)	$ (26,444)
Singapore
Tax effect of amounts which are not deductible/(exempt) in calculating taxable income:
Statutory tax rate		17.00%